Related Parties Transactions (Details) - USD ($)		1 Months Ended			12 Months Ended
	May 08, 2020	Jun. 16, 2022	Jul. 19, 2017	Feb. 24, 2015	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2022	Dec. 01, 2021	Sep. 30, 2021	Sep. 07, 2021	Jul. 01, 2020
Related Parties Transactions (Details) [Line Items]
Due from rgene amounted						$ 1,889
Discount of stock price						12.00%
Balance of outstanding loans					$ 500,000	$ 33,520
Accrued interest						13,701
Related parties transactions, description		the Company entered into a one-year convertible loan agreement with Rgene, with a principal amount of $1,000,000 to Rgene which bears interest at 5% per annum for the use of working capital that, if fully converted, would result in ABVC owning an additional 6.4% of Rgene. The Company may convert the Note at any time into shares of Rgene’s common stock at either (i) a fixed conversion price equal to $1.00 per share or (ii) 20% discount of the stock price of the then most recent offering, whichever is lower; the conversion price is subject to adjustment as set forth in the Note. The Note includes standard events of default, as well as a cross-default provision pursuant to which a breach of the Service Agreement will trigger an event of default under the convertible note if not cured after 5 business days of written notice regarding the breach is provided.
Interest rate percentage							6.50%
Maturity date			Jul. 18, 2019
Due amount					112,822	124,972
Aggregated amount	$ 150,000
Advanced amount	$ 150,000
Outstanding principal and accrued interest					151,450	168,131
Interest expenses					21,378	22,779
BioFirst (Australia) [Member]
Related Parties Transactions (Details) [Line Items]
Aggregate working capital					$ 275,901	132,443
Minimum [Member]
Related Parties Transactions (Details) [Line Items]
Interest rate					12.00%
Ownership percentage					0.00%
Maximum [Member]
Related Parties Transactions (Details) [Line Items]
Interest rate					13.6224%
Ownership percentage					1.00%
Rgene [Member]
Related Parties Transactions (Details) [Line Items]
Due from rgene amounted						$ 49,110
Interest rate						1.00%
Accrued interest					$ 13,819
BioFirst (Australia) [Member]
Related Parties Transactions (Details) [Line Items]
Accrued interest					$ 1,028,556	$ 491,816
Due from rgene amounted								$ 250,000			$ 361,487
Interest rate percentage									6.50%
Total loan amount										$ 67,873
Maturity date					Nov. 30, 2022
Ownership percentage					6.50%
BHK Co Development Agreement [Member]
Related Parties Transactions (Details) [Line Items]
Loan agreement, description				The development costs shall be shared 50/50 between BHK and the Company. Under the term of the agreement, BioLite issued relevant development cost to BHK.
BioLite Japan [Member]
Related Parties Transactions (Details) [Line Items]
Interest rate percentage	0.00%
Outstanding advance					$ 0	150,000
BioFirst [Member]
Related Parties Transactions (Details) [Line Items]
Interest rate					1.00%
Discount of stock price					12.00%
Balance of outstanding loans					$ 188,753	147,875
Accrued interest					40,878	40,878
Jiangs [Member]
Related Parties Transactions (Details) [Line Items]
Outstanding advance					$ 19,789	$ 18,750